Note 13. Income Tax: Income Tax, Policy (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Details
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%